Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended						12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 EUR (€)	Aug. 31, 2011 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Dec. 31, 2010 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Dec. 31, 2010 Term Loan B [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Dec. 31, 2010 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes 6.875 Percent [Member] USD ($)	Jan. 31, 2010 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.5 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.5 Percent [Member] EUR (€)	Dec. 31, 2011 Senior Notes February 2011 [Member]	Dec. 31, 2011 Senior Notes 5.75 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] USD ($)	Dec. 31, 2011 Senior Notes 5.25 Percent [Member] EUR (€)	Dec. 31, 2011 Senior Notes September 2011 [Member] USD ($)	Dec. 31, 2011 Senior Notes 650 Percent Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes 650 Percent Euro [Member] EUR (€)	Dec. 31, 2011 Senior Notes 650 Percent Dollar [Member] USD ($)	Oct. 31, 2011 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes Variable Rate Euro [Member] USD ($)	Dec. 31, 2011 Senior Notes Variable Rate Euro [Member] EUR (€)	Dec. 31, 2011 Euro Notes [Member] EUR (€)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Dec. 31, 2010 Euro Notes [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)	Dec. 31, 2010 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements US Dollar Borrowings [Member]	Dec. 31, 2010 EIB Agreements US Dollar Borrowings [Member]	Dec. 31, 2011 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 EIB Revolving Credit Facility [Member] EUR (€)	Dec. 31, 2010 EIB Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 EIB Revolving Credit Facility [Member] EUR (€)	Dec. 31, 2011 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2005 [Member] EUR (€)	Dec. 31, 2010 EIB Loan 2005 [Member] USD ($)	Dec. 31, 2010 EIB Loan 2005 [Member] EUR (€)	Dec. 31, 2011 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2006 [Member] EUR (€)	Dec. 31, 2010 EIB Loan 2006 [Member] USD ($)	Dec. 31, 2010 EIB Loan 2006 [Member] EUR (€)	Dec. 31, 2011 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2011 EIB Loan 2009 [Member] EUR (€)	Dec. 31, 2010 EIB Loan 2009 [Member] USD ($)	Dec. 31, 2010 EIB Loan 2009 [Member] EUR (€)	Dec. 31, 2011 Original 2006 Senior Credit Agreement [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement							$ 2,795,589	$ 2,953,890
Senior Long Term Notes															2,883,009	824,446																	258,780	267,240	345,764	351,686
Capital lease obligations	17,993	15,439
Other	248,952	160,957
Long-term debt and capital lease obligations	7,084,587	4,573,658
Less current maturities	(1,589,776)	(263,982)
Total long-term debt less current maturities	5,494,810	4,309,676
Revolving credit maximum amount available																																								90,000		90,000
Revolving credit balance outstanding																																							115,812		115,812							90,000		90,000
Maximum amount available			271,000		271,000		3,936,619	4,072,764	1,215,000	1,335,000	1,521,619	1,537,764	1,200,000	1,200,000																														41,000		41,000						50,000		50,000
Balance outstanding	345,764	351,686					2,795,589	2,953,890	1,215,000	1,335,000	1,521,619	1,537,764	58,970	81,126																													48,806		48,806		116,451		120,258		64,695		66,810
Frequency of Term Loan B initial principal payments											1 quarter
Amount of initial Term Loan B principal payments											4,036
Frequency of ending Term Loan B principal payments											4 quarters
Amount of ending Term Loan B principal payments											379,396
Dividend payment restrictions description							Additionally, the Amended 2006 Senior Credit Agreement provides for a limitation on dividends and other restricted payments which is $330,000 for dividends in 2011 and is $360,000 and $390,000 for 2012 and 2013, respectively.The Company paid dividends of $280,649 in May of 2011.
Fees associated with Senior Credit Agreement							21,115																																																85,828
Allowed reduction from funded debt									30,000
Line of credit outstanding which reduces available borrowings under the revolving credit facility	180,766	121,518
Interest rate							0.50%																														0.676%	0.432%									1.565%	1.565%	1.018%	1.018%	3.666%	3.666%	3.257%	3.257%
Maturity date, range start																																3.50
Maturity date, range end																																5.50
Long Term Debt Other Disclosures [Abstract]
Equity method investment, description of principal activities	At December 31, 2011 and 2010, in conjunction with certain acquisitions and investments, including the VFMCRP joint venture (see Note 3), the Company had pending payments of the purchase considerations totaling approximately $228,398 and $139,277, respectively, of which $103,828 and $119,090, respectively, was classified as the current portion of long-term debt.
Senior Notes Issued February 2011 [Abstract]
Issuance date																					2011-02-03
Issuer																	FMC US Finance, Inc. 2007/2017		FMC Finance VI S.A. 2010/2016			FMC US Finance, Inc. 2011/2021 Fresenius Medical Care US Finance, Inc.	FMC Finance VII S.A. 2011/2021 FMC Finance VII S.A.			FMC Finance VIII S.A. 2011/2018		FMC US Finance II, Inc. 2011/2018		FMC Finance VIII S.A. 2011/2016
Face amount						1,000,000			1,365,000	50,000							500,000			250,000		650,000	412,350	300,000			400,000	400,000			100,000	200,000
Stated interest rate																	6.875%			5.50%		5.75%	5.25%				6.50%	6.50%			5.072%
Effective interest rate																	7.125%			5.75%		5.875%			0.0675%
Maturity date																	Jul. 15, 2017		Jul. 15, 2016			Feb. 15, 2021	Feb. 16, 2021			Sep. 15, 2018		Sep. 15, 2018		Oct. 15, 2016
Call feature																					US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Proceeds from debt issuance																	495,118	353,300	320,427			644,450	388,170		549,160	510,730		394,724	137,760	129,390		258,780
Accounts receivable facility	534,500			800,000
Accounts receivable facility max limit		700,000
Discount on issued bonds																			98.6636%						98.623%
Annual Payments [Abstract]
2012	1,589,776
2013	1,776,771
2014	794,842
2015	28,049
2016	455,527
Thereafter	2,465,205
Total	$ 7,110,172